Schedule of Investments (unaudited)
June 30, 2026
BATS: Corporate Credit Total Return Series
(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Corporate Bonds
Aerospace & Defense — 2.2%
Boeing Co. (The)
5.15%, 05/01/30	USD	366	$ 370,462
3.63%, 02/01/31		2,198	2,090,173
3.60%, 05/01/34		171	153,906
3.38%, 06/15/46		204	143,209
3.63%, 03/01/48		1,743	1,246,729
3.85%, 11/01/48		1,279	941,897
3.75%, 02/01/50		166	121,112
5.81%, 05/01/50		204	201,545
3.95%, 08/01/59		964	688,218
5.93%, 05/01/60		100	98,368
7.01%, 05/01/64		49	55,725
Embraer Netherlands Finance BV, 5.40%, 01/09/38		1,438	1,389,458
General Dynamics Corp., 4.25%, 04/01/40		114	102,459
General Electric Co., 4.30%, 07/29/30		360	356,754
Honeywell Aerospace, Inc.
4.00%, 03/16/29(a)		80	78,907
4.60%, 03/16/33(a)		80	78,520
4.95%, 03/16/36(a)		22	21,664
5.62%, 03/16/46(a)		55	54,766
5.73%, 03/16/56(a)		100	99,995
5.85%, 03/16/66(a)		62	62,470
L3Harris Technologies, Inc.
5.40%, 07/31/33		128	130,852
6.15%, 12/15/40		158	167,401
Lockheed Martin Corp.
5.00%, 08/15/35		77	77,339
3.80%, 03/01/45		142	113,018
5.70%, 11/15/54		61	61,330
5.20%, 02/15/55		100	93,835
5.20%, 02/15/64		124	113,986
Northrop Grumman Corp.
5.05%, 11/15/40		100	96,415
4.03%, 10/15/47		152	121,056
5.20%, 06/01/54		49	45,724
RTX Corp.
5.15%, 02/27/33		133	135,412
5.70%, 04/15/40		128	131,827
4.15%, 05/15/45		246	203,839
2.82%, 09/01/51		342	212,134
Textron, Inc., 4.95%, 03/15/36		740	720,773
			10,781,278
Air Freight & Logistics — 0.2%
FedEx Corp., 4.10%, 04/15/43		268	226,683
Fedex Freight Holding Co., Inc., 4.30%, 03/15/29(a)		432	426,159
United Parcel Service, Inc.
4.88%, 03/03/33		100	101,139
5.25%, 05/14/35		22	22,443
4.88%, 11/15/40		197	187,043
5.95%, 05/14/55		208	212,502
6.05%, 05/14/65		44	45,091
			1,221,060
Automobile Components — 0.3%
Aptiv Swiss Holdings Ltd., 3.10%, 12/01/51		2,549	1,577,853
Automobiles — 1.0%
American Honda Finance Corp.
4.55%, 07/09/27		100	100,161
4.25%, 09/01/28		100	99,275
5.65%, 11/15/28		167	170,546
4.80%, 03/05/30		100	99,808
Security		Par (000)	Value
Automobiles (continued)
American Honda Finance Corp.
5.15%, 07/09/32	USD	241	$ 241,488
Daimler Truck Finance North America LLC, 3.65%, 04/07/27(a)		791	786,591
Ford Holdings LLC, 9.30%, 03/01/30		350	390,022
Ford Motor Co.
3.25%, 02/12/32		535	471,559
4.75%, 01/15/43		109	85,741
General Motors Co.
5.63%, 04/15/30		1,711	1,753,094
6.25%, 04/15/35		118	123,656
5.40%, 04/01/48		780	701,019
Honda Motor Co. Ltd., 4.44%, 07/08/28		100	99,608
			5,122,568
Banks — 13.0%
AIB Group PLC, 5.32%, 05/15/31(a)		835	845,215
Associated Banc-Corp, 6.46%, 08/29/30		1,470	1,512,907
Banco Bilbao Vizcaya Argentaria SA, 5.38%, 03/13/29		400	407,698
Banco Santander SA
5.29%, 08/18/27		200	201,500
5.57%, 01/17/30		600	615,037
6.92%, 08/08/33		200	217,144
Bank of America Corp.
5.93%, 09/15/27		1,052	1,055,088
3.82%, 01/20/28		306	304,914
3.59%, 07/21/28		1,140	1,129,141
5.82%, 09/15/29		400	409,330
5.16%, 01/24/31		414	419,604
4.70%, 04/23/32		3,025	2,999,566
2.57%, 10/20/32		373	332,003
4.57%, 04/27/33		928	909,665
5.02%, 07/22/33		50	50,074
5.43%, 08/15/35		329	330,000
5.74%, 02/12/36		286	291,768
5.46%, 05/09/36		427	435,726
5.00%, 01/21/44		430	404,515
4.08%, 03/20/51		460	364,263
2.83%, 10/24/51		29	18,190
Series L, 4.18%, 11/25/27		100	99,512
Series N, 2.65%, 03/11/32		314	284,672
Bank of Montreal
5.37%, 06/04/27		397	400,585
5.72%, 09/25/28		100	102,380
Series J, 4.34%, 03/19/30		148	146,645
Bank of Nova Scotia (The)
5.40%, 06/04/27		337	340,189
4.85%, 02/01/30		176	177,154
4.81%, 02/02/34		141	138,830
Barclays PLC
4.84%, 09/10/28		434	434,751
4.48%, 11/11/29		307	304,861
2.67%, 03/10/32		523	470,934
5.79%, 02/25/36		219	223,112
3.33%, 11/24/42		283	212,150
BPCE SA, 5.77%, 06/02/37(a)		860	862,005
Canadian Imperial Bank of Commerce
4.24%, 09/08/28		100	99,675
3.60%, 04/07/32		118	110,763
Citigroup, Inc.
4.64%, 05/07/28		1,488	1,488,922
4.54%, 09/19/30		218	216,469

Schedule of Investments (unaudited) (continued)
June 30, 2026
BATS: Corporate Credit Total Return Series
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Banks (continued)
Citigroup, Inc.
4.95%, 05/07/31	USD	351	$ 352,161
2.56%, 05/01/32		250	224,747
2.52%, 11/03/32		279	247,270
6.17%, 05/25/34		229	238,962
6.02%, 01/24/36		57	58,710
5.33%, 03/27/36		157	158,132
3.88%, 01/24/39		100	87,158
8.13%, 07/15/39		100	125,131
5.41%, 09/19/39		137	135,435
6.68%, 09/13/43		100	109,937
5.61%, 03/04/56		193	188,874
Citizens Financial Group, Inc.
5.25%, 03/05/31		100	101,067
5.30%, 01/29/36		42	41,591
Cooperatieve Rabobank UA
3.96%, 10/17/28		250	247,528
5.25%, 05/24/41		100	98,518
Fifth Third Bancorp
6.36%, 10/27/28		126	128,815
5.63%, 01/29/32		131	134,780
4.57%, 04/29/32		1,740	1,708,279
5.14%, 01/29/37		1,895	1,860,177
FNB Corp., 5.72%, 12/11/30		912	919,396
HSBC Holdings PLC
5.21%, 08/11/28		200	201,374
5.13%, 11/19/28		341	343,256
5.13%, 03/03/31		323	324,936
5.24%, 05/13/31		200	202,189
2.80%, 05/24/32		235	212,398
5.40%, 08/11/33		236	239,039
7.40%, 11/13/34		384	427,032
6.50%, 05/02/36		100	106,085
5.79%, 05/13/36		209	215,468
6.50%, 09/15/37		144	153,554
HSBC U.S.A., Inc., 4.65%, 06/03/28		2,124	2,130,125
Huntington Bancshares, Inc., 5.61%, 01/28/41		1,335	1,308,840
Huntington National Bank (The), 4.87%, 04/12/28		561	562,112
ING Groep NV
4.55%, 10/02/28		356	355,942
4.25%, 03/28/33		254	245,305
JPMorgan Chase & Co.
4.35%, 01/22/32		638	624,972
4.62%, 04/23/32		271	267,872
5.57%, 04/22/36		3,250	3,341,124
5.60%, 07/15/41		314	319,365
4.03%, 07/24/48		112	89,311
3.33%, 04/22/52		205	141,894
Keybank National Association, 4.90%, 08/08/32		453	443,846
KeyCorp, 6.40%, 03/06/35		2,200	2,341,574
Lloyds Banking Group PLC
4.55%, 08/16/28		200	199,760
4.43%, 11/04/31		237	232,707
5.68%, 01/05/35		200	205,516
3.37%, 12/14/46		208	152,540
M&T Bank Corp.
4.83%, 01/16/29		199	199,399
5.18%, 07/08/31		358	360,863
6.08%, 03/13/32		104	108,532
Macquarie Bank Ltd., 4.33%, 06/12/28(a)		429	427,955
Mitsubishi UFJ Financial Group, Inc.
4.05%, 09/11/28		100	98,997
Security		Par (000)	Value
Banks (continued)
Mitsubishi UFJ Financial Group, Inc.
5.26%, 04/17/30	USD	779	$ 788,900
4.51%, 01/14/32		336	330,288
5.62%, 04/24/36		350	358,313
Mizuho Financial Group, Inc.
5.38%, 07/10/30		270	274,425
2.59%, 05/25/31		200	183,893
4.44%, 05/12/32		312	304,493
Morgan Stanley Private Bank N.A., 4.47%, 07/06/28		580	579,369
National Australia Bank Ltd., 3.91%, 06/09/27		250	248,983
NatWest Group PLC
5.52%, 09/30/28		401	405,618
5.08%, 01/27/30		264	265,720
Pinnacle Financial Partners, Inc., 5.60%, 05/19/32		2,955	2,964,448
PNC Bank N.A., 4.43%, 07/21/28		1,831	1,827,930
PNC Financial Services Group, Inc. (The)
2.31%, 04/23/32		204	181,882
5.68%, 01/22/35		93	95,837
5.40%, 07/23/35		33	33,432
Regions Financial Corp., 5.50%, 09/06/35		142	143,670
Royal Bank of Canada
5.20%, 08/01/28		140	142,194
4.97%, 08/02/30		63	63,488
4.65%, 10/18/30		69	68,844
2.30%, 11/03/31		189	168,678
4.61%, 05/03/32		311	307,445
Santander Holdings U.S.A., Inc., 5.74%, 03/20/31		100	102,137
Santander UK Group Holdings PLC, 5.69%, 04/15/31		327	335,412
Societe Generale SA, 5.25%, 05/22/29(a)		1,478	1,488,636
Sumitomo Mitsui Financial Group, Inc.
5.71%, 01/13/30		326	335,526
4.49%, 01/15/32		301	295,453
5.80%, 07/08/46		394	387,853
Toronto-Dominion Bank (The)
4.57%, 06/02/28		100	100,001
4.81%, 06/03/30		100	100,470
5.30%, 01/30/32		347	354,513
Truist Bank, 4.42%, 07/24/28		985	983,855
Truist Financial Corp.
4.60%, 01/27/32		165	162,720
5.87%, 06/08/34		148	153,962
U.S. Bancorp
4.55%, 07/22/28		100	100,015
4.65%, 02/01/29		100	100,070
4.48%, 01/26/32		259	255,135
5.85%, 10/21/33		100	104,306
4.84%, 02/01/34		221	218,065
2.49%, 11/03/36		100	87,053
Wells Fargo & Co.
4.30%, 07/22/27		656	655,554
4.81%, 07/25/28		200	200,546
4.08%, 09/15/29		1,022	1,007,664
4.18%, 01/23/30		1,520	1,500,076
5.24%, 01/24/31		200	202,732
4.84%, 05/20/32		236	235,202
4.90%, 07/25/33		751	746,234
4.96%, 01/23/37		323	315,338
4.65%, 11/04/44		81	68,889
3.90%, 05/01/45		167	132,247
4.40%, 06/14/46		381	309,022
5.43%, 01/23/47		64	61,470
4.61%, 04/25/53		299	251,263

Schedule of Investments (unaudited) (continued)
June 30, 2026
BATS: Corporate Credit Total Return Series
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Banks (continued)
Westpac Banking Corp.
4.04%, 08/26/27	USD	100	$ 99,730
1.95%, 11/20/28		331	313,077
3.02%, 11/18/36		214	191,065
3.13%, 11/18/41		171	126,631
			64,937,279
Beverages — 1.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/36		488	474,975
4.90%, 02/01/46		215	195,870
Anheuser-Busch InBev Worldwide, Inc.
4.95%, 01/15/42		276	260,327
4.75%, 04/15/58		356	308,750
Coca-Cola Co. (The)
2.00%, 03/05/31		100	89,788
2.50%, 06/01/40		162	118,990
5.30%, 05/13/54		242	233,282
5.40%, 05/13/64		127	122,439
Constellation Brands, Inc.
4.80%, 05/01/30		163	163,503
4.90%, 05/01/33		100	98,847
Molson Coors Beverage Co.
5.50%, 07/08/36		3,170	3,186,159
5.00%, 05/01/42		185	168,175
PepsiCo, Inc.
4.80%, 07/17/34		119	119,566
5.50%, 01/15/40		379	388,706
4.65%, 02/15/53		99	87,374
			6,016,751
Biotechnology — 1.5%
AbbVie, Inc.
4.80%, 03/15/29		100	100,775
4.50%, 05/14/35		289	278,449
4.75%, 03/15/36		1,120	1,095,748
4.05%, 11/21/39		266	234,400
4.40%, 11/06/42		38	33,407
4.85%, 06/15/44		130	119,325
4.75%, 03/15/45		96	86,681
4.70%, 05/14/45		30	26,887
5.40%, 03/15/54		488	468,949
5.55%, 03/15/56		185	182,006
5.50%, 03/15/64		94	90,403
Amgen, Inc.
5.25%, 03/02/30		100	101,888
5.25%, 03/02/33		393	399,914
4.85%, 02/19/36		885	867,015
2.80%, 08/15/41		379	274,544
4.66%, 06/15/51		1,517	1,288,906
4.20%, 02/22/52		648	509,438
5.65%, 02/19/56		305	297,776
5.75%, 03/02/63		147	142,546
Biogen, Inc., 6.45%, 05/15/55		351	375,235
Gilead Sciences, Inc.
5.10%, 06/15/35		153	154,278
5.65%, 12/01/41		165	168,156
4.15%, 03/01/47		126	103,077
2.80%, 10/01/50		186	117,384
			7,517,187
Security		Par (000)	Value
Broadline Retail — 0.9%
Amazon.com, Inc.
3.90%, 11/20/28	USD	100	$ 98,947
4.25%, 03/13/31		372	366,292
4.55%, 03/13/33		100	98,371
4.35%, 03/20/33		162	157,688
4.65%, 11/20/35		497	483,317
4.88%, 03/13/36		1,095	1,077,921
5.65%, 03/13/46		334	330,637
5.80%, 03/13/56		869	863,456
2.70%, 06/03/60		659	357,267
5.95%, 03/13/66		90	89,483
6.05%, 03/13/76		260	259,214
eBay, Inc., 4.00%, 07/15/42		100	79,648
			4,262,241
Building Products — 0.1%
Carrier Global Corp.
2.72%, 02/15/30		243	227,210
3.38%, 04/05/40		22	17,681
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 5.50%, 04/19/29		173	176,984
Owens Corning, 4.30%, 07/15/47		100	81,346
Trane Technologies Holdco, Inc., 3.75%, 08/21/28		141	139,224
			642,445
Capital Markets — 4.5%
Ameriprise Financial, Inc., 5.70%, 12/15/28		100	102,643
Ares Capital Corp.
5.88%, 03/01/29		72	72,570
5.50%, 09/01/30		100	98,769
5.80%, 03/08/32		69	68,376
Bank of New York Mellon Corp. (The)
6.32%, 10/25/29		412	427,021
4.03%, 01/22/30		165	162,702
4.54%, 04/23/32		1,990	1,970,865
5.19%, 03/14/35		108	109,031
5.09%, 04/23/37		2,365	2,343,170
Series J, 4.97%, 04/26/34		189	188,786
Blackstone Private Credit Fund
4.00%, 01/15/29		152	145,263
5.60%, 11/22/29		103	101,611
5.05%, 09/10/30		106	101,435
Blackstone Secured Lending Fund, 5.35%, 04/13/28		100	99,673
Blue Owl Capital Corp., 5.95%, 03/15/29		61	60,999
Blue Owl Credit Income Corp.
7.75%, 09/16/27		100	102,158
5.80%, 03/15/30		105	102,301
Blue Owl Finance LLC, 6.25%, 04/18/34		100	97,905
Brookfield Asset Management Ltd.
4.65%, 11/15/30		34	33,556
5.30%, 01/15/36		174	169,636
Charles Schwab Corp. (The)
4.00%, 02/01/29		120	118,847
5.64%, 05/19/29		133	135,518
2.90%, 03/03/32		294	266,638
CME Group, Inc.
4.40%, 03/15/30		187	186,114
2.65%, 03/15/32		100	90,318
Deutsche Bank AG
2.55%, 01/07/28		581	575,248
5.71%, 02/08/28		254	255,803
4.95%, 08/04/31		336	334,821
3.74%, 01/07/33		200	183,348

Schedule of Investments (unaudited) (continued)
June 30, 2026
BATS: Corporate Credit Total Return Series
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Capital Markets (continued)
Goldman Sachs Group, Inc. (The)
4.48%, 08/23/28	USD	100	$ 99,905
4.15%, 01/21/29		100	99,139
4.69%, 10/23/30		185	184,123
5.22%, 04/23/31		37	37,369
4.52%, 01/21/32		279	273,735
4.97%, 06/03/32		140	139,919
2.38%, 07/21/32		163	144,061
5.85%, 04/25/35		423	438,633
5.07%, 01/21/37		158	154,263
5.43%, 06/03/37		85	85,292
4.41%, 04/23/39		452	408,753
6.25%, 02/01/41		177	188,467
5.39%, 02/02/41		236	229,892
5.73%, 01/28/56		715	703,412
Intercontinental Exchange, Inc.
3.95%, 12/01/28		119	117,399
5.25%, 06/15/31		287	292,907
1.85%, 09/15/32		168	141,429
3.00%, 06/15/50		171	111,303
Jefferies Financial Group, Inc.
4.15%, 01/23/30		337	325,582
6.20%, 04/14/34		63	64,481
LPL Holdings, Inc., 5.20%, 03/15/30		100	100,654
Moody’s Corp., 5.25%, 07/15/44		100	94,451
Morgan Stanley
4.99%, 04/12/29		100	100,544
4.24%, 01/09/30		315	310,886
5.17%, 01/16/30		100	100,901
4.43%, 01/23/30		100	99,086
4.65%, 10/18/30		1,531	1,522,748
4.49%, 01/16/32		244	239,257
1.79%, 02/13/32		916	796,843
4.71%, 03/12/32		100	98,764
7.25%, 04/01/32		201	226,572
4.81%, 04/16/32		1,605	1,592,523
5.32%, 07/19/35		371	372,786
5.59%, 01/18/36		223	227,701
5.30%, 04/20/37		159	158,348
3.97%, 07/22/38(b)		316	277,151
4.46%, 04/22/39		122	112,443
6.38%, 07/24/42		86	93,529
5.90%, 03/13/47		132	133,411
2.80%, 01/25/52		400	248,446
MSCI, Inc.
5.25%, 09/01/35		268	262,329
5.15%, 03/15/36		671	649,516
Nomura Holdings, Inc.
3.10%, 01/16/30		200	187,998
3.00%, 01/22/32		200	179,996
Raymond James Financial, Inc., 4.90%, 09/11/35		103	100,444
S&P Global, Inc.
4.25%, 05/01/29		118	117,139
4.25%, 01/15/31(a)		191	187,020
State Street Corp.
4.53%, 02/20/29		376	375,839
5.68%, 11/21/29		100	102,610
4.73%, 02/28/30		170	171,185
4.68%, 10/22/32		202	200,758
UBS AG, 5.65%, 09/11/28		201	205,817
			22,592,884
Security		Par (000)	Value
Chemicals — 3.0%
Air Products & Chemicals, Inc., 4.90%, 10/11/32	USD	221	$ 223,001
CF Industries, Inc., 5.30%, 11/26/35		126	125,553
Dow Chemical Co. (The)
5.65%, 03/15/36		2,171	2,159,880
9.40%, 05/15/39		1,459	1,894,615
4.38%, 11/15/42		110	88,710
3.60%, 11/15/50		728	482,697
5.60%, 02/15/54		403	357,110
5.95%, 03/15/55		63	58,535
DuPont de Nemours, Inc.
4.73%, 11/15/28(a)		1,090	1,089,491
5.32%, 11/15/38		434	428,960
Eastman Chemical Co., 4.80%, 09/01/42		100	89,004
Ecolab, Inc.
2.13%, 02/01/32		100	87,628
2.70%, 12/15/51		227	138,381
FMC Corp., 8.00%, 06/01/31(a)		2,018	2,100,313
LYB International Finance III LLC
5.13%, 01/15/31		705	703,883
5.50%, 03/01/34		105	104,103
6.15%, 05/15/35		518	530,882
5.88%, 01/15/36		2,450	2,456,637
3.38%, 10/01/40		85	62,269
4.20%, 10/15/49		535	389,051
4.20%, 05/01/50		185	134,438
3.63%, 04/01/51		819	540,971
Nutrien Ltd.
5.20%, 06/21/27		368	370,094
5.25%, 03/12/32		161	163,673
Sherwin-Williams Co. (The)
4.30%, 08/15/28		100	99,472
4.55%, 08/01/45		100	85,633
Westlake Corp., 2.88%, 08/15/41		100	68,743
			15,033,727
Commercial Services & Supplies — 0.2%
President & Fellows of Harvard College, 3.62%, 10/01/37		43	38,014
Republic Services, Inc.
5.00%, 11/15/29		140	141,779
1.75%, 02/15/32		256	219,231
Waste Connections, Inc.
2.60%, 02/01/30		231	216,164
3.20%, 06/01/32		100	91,836
Waste Management, Inc.
4.63%, 02/15/30		100	100,293
4.88%, 02/15/34		227	228,039
2.95%, 06/01/41		100	75,404
			1,110,760
Communications Equipment — 0.8%
Cisco Systems, Inc.
4.85%, 02/26/29		100	101,062
4.95%, 02/24/32		104	105,289
5.90%, 02/15/39		229	242,919
5.30%, 02/26/54		91	85,939
Motorola Solutions, Inc.
4.85%, 08/15/30		116	116,325
5.60%, 06/01/32		100	102,911
5.20%, 08/15/32		1,902	1,918,625
5.40%, 04/15/34		1,309	1,325,172
5.55%, 08/15/35		187	190,354
			4,188,596

Schedule of Investments (unaudited) (continued)
June 30, 2026
BATS: Corporate Credit Total Return Series
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Construction Materials — 0.1%
CRH America Finance, Inc., 4.50%, 04/04/48(a)	USD	306	$ 257,091
Martin Marietta Materials, Inc., 4.25%, 12/15/47		100	81,464
Vulcan Materials Co., 4.95%, 12/01/29		263	265,258
			603,813
Consumer Finance — 1.8%
Ally Financial, Inc.
8.00%, 11/01/31		100	111,374
8.00%, 11/01/31		20	22,178
5.55%, 07/31/33		58	57,521
American Express Co.
5.85%, 11/05/27		100	101,895
5.09%, 01/30/31		109	110,307
6.49%, 10/30/31		100	106,657
4.46%, 02/10/32		87	85,717
4.92%, 07/20/33		169	168,907
5.44%, 01/30/36		303	309,185
Capital One Financial Corp.
5.25%, 07/26/30		119	120,261
7.62%, 10/30/31		219	240,199
5.27%, 05/10/33		451	452,285
5.20%, 09/11/36		73	71,062
Caterpillar Financial Services Corp.
4.70%, 11/15/29		299	301,309
Series K, 4.10%, 08/15/28		100	99,488
Series L, 4.50%, 05/15/31		25	24,882
Ford Motor Credit Co. LLC
4.95%, 05/28/27		418	418,240
4.97%, 04/06/29		570	564,210
5.11%, 05/03/29		1,400	1,390,251
5.73%, 09/05/30		800	804,383
6.05%, 03/05/31		310	314,649
General Motors Financial Co., Inc.
4.20%, 10/27/28		230	227,517
3.60%, 06/21/30		165	157,433
5.45%, 07/15/30		100	102,036
6.40%, 01/09/33		163	173,160
5.45%, 09/06/34		134	134,242
5.45%, 01/08/36		180	179,308
Hyundai Capital America
4.88%, 06/23/27(a)		790	793,014
5.00%, 06/18/31(a)		31	30,951
5.25%, 06/21/33(a)		31	30,873
Synchrony Financial
5.02%, 07/29/29		174	174,127
4.95%, 02/25/32		36	35,094
Toyota Motor Credit Corp.
4.05%, 09/05/28		21	20,851
4.65%, 01/05/29		192	192,917
5.05%, 05/16/29		289	293,206
4.80%, 05/15/30		276	277,627
4.65%, 09/03/32		214	211,740
Series B, 4.55%, 05/14/31		48	47,602
			8,956,658
Consumer Staples Distribution & Retail — 0.4%
Dollar General Corp., 5.00%, 11/01/32		100	99,566
Kroger Co. (The)
4.50%, 01/15/29		103	102,843
2.20%, 05/01/30		112	102,050
5.00%, 09/15/34		183	180,582
5.40%, 07/15/40		160	156,295
5.40%, 01/15/49		101	94,466
Security		Par (000)	Value
Consumer Staples Distribution & Retail (continued)
Sysco Corp.
3.25%, 07/15/27	USD	250	$ 247,202
6.60%, 04/01/40		100	108,159
6.60%, 04/01/50		142	151,056
Walmart, Inc.
7.55%, 02/15/30		343	380,395
5.25%, 09/01/35		213	219,860
5.63%, 04/01/40		113	118,523
4.50%, 09/09/52		277	240,073
			2,201,070
Containers & Packaging — 0.3%
Amcor Flexibles North America, Inc., 5.50%, 03/17/35		914	930,271
Smurfit Kappa Treasury ULC, 5.20%, 01/15/30		243	246,613
Sonoco Products Co., 5.00%, 09/01/34		169	165,764
			1,342,648
Diversified Consumer Services — 0.2%
United Rentals North America, Inc., 6.00%, 12/15/29(a)		759	771,378
Diversified REITs — 0.8%
American Tower Corp.
5.00%, 01/31/30		334	336,623
5.90%, 11/15/33		150	156,535
3.70%, 10/15/49		108	78,820
Crown Castle, Inc.
1.05%, 07/15/26		1,911	1,908,574
2.90%, 03/15/27		101	99,897
3.10%, 11/15/29		372	352,675
2.90%, 04/01/41		189	137,471
Equinix Europe 2 Financing Corp. LLC
4.60%, 11/15/30		228	225,363
4.70%, 03/15/33		54	52,630
GLP Capital LP/GLP Financing II, Inc., 5.30%, 01/15/29		410	411,922
Prologis LP
4.75%, 01/15/31		47	47,242
4.63%, 01/15/33		111	109,682
3.05%, 03/01/50		240	159,847
			4,077,281
Diversified Telecommunication Services — 1.9%
AT&T Inc.
4.30%, 02/15/30		289	285,193
4.70%, 08/15/30		100	100,012
4.55%, 11/01/32		417	406,908
5.13%, 04/30/36		389	381,228
4.85%, 03/01/39		751	697,422
3.50%, 09/15/53		104	67,514
6.00%, 04/30/56		111	107,277
6.05%, 08/15/56		809	785,560
6.20%, 10/30/56		134	132,457
Bell Telephone Co. of Canada or Bell Canada
5.10%, 05/11/33		100	99,957
5.45%, 11/15/36		28	27,804
5.55%, 02/15/54		122	114,927
Comcast Corp.
4.95%, 05/15/32		159	159,440
5.65%, 06/15/35		162	164,468
5.17%, 01/15/37(a)		121	116,256
4.60%, 08/15/45		621	501,871
2.80%, 01/15/51		777	433,066
2.94%, 11/01/56		179	96,944

Schedule of Investments (unaudited) (continued)
June 30, 2026
BATS: Corporate Credit Total Return Series
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Diversified Telecommunication Services (continued)
Comcast Corp.
2.99%, 11/01/63	USD	100	$ 52,024
5.50%, 05/15/64		74	63,294
Deutsche Telekom International Finance BV, 8.25%, 06/15/30		140	157,513
Orange SA, 5.38%, 01/13/42		155	149,778
Space Exploration Technologies Corp., 5.88%, 07/15/36(a)		650	641,527
Sprint Capital Corp., 6.88%, 11/15/28		873	914,604
Telefonica Emisiones SA
7.05%, 06/20/36		122	134,875
4.90%, 03/06/48		150	126,768
TELUS Corp., 3.40%, 05/13/32		177	161,117
Verizon Communications, Inc.
3.15%, 03/22/30		273	259,225
4.75%, 01/15/33		268	263,836
4.40%, 11/01/34		126	119,446
5.00%, 01/15/36		291	283,812
4.81%, 03/15/39		800	743,985
4.52%, 09/15/48		174	143,549
5.88%, 11/30/55		545	528,747
6.00%, 11/30/65		100	96,922
			9,519,326
Electric Utilities — 8.2%
AEP Texas, Inc., 4.70%, 05/15/32		55	54,310
AEP Transmission Co. LLC
5.15%, 04/01/34		141	142,002
3.75%, 12/01/47		55	41,570
Series N, 2.75%, 08/15/51		310	188,558
AES Corp. (The)
5.45%, 06/01/28		117	118,285
5.20%, 07/15/29		545	548,102
2.45%, 01/15/31		1,481	1,321,112
5.75%, 07/15/33		940	945,617
Alabama Power Co., Series B, 3.70%, 12/01/47		605	454,540
Ameren Illinois Co.
1.55%, 11/15/30		100	87,925
4.95%, 06/01/33		100	100,207
5.63%, 03/01/55		41	40,278
Arizona Public Service Co.
5.70%, 08/15/34		308	318,220
5.10%, 03/15/36		1,245	1,224,766
Baltimore Gas & Electric Co.
3.75%, 08/15/47		386	289,580
4.25%, 09/15/48		384	311,152
3.20%, 09/15/49		358	239,674
2.90%, 06/15/50		158	99,421
Berkshire Hathaway Energy Co.
3.80%, 07/15/48		144	108,717
2.85%, 05/15/51		342	208,473
Connecticut Light & Power Co. (The), 4.95%, 01/15/30		103	104,182
Consolidated Edison Co. of New York, Inc.
Series 05-A, 5.30%, 03/01/35		100	101,561
Series 09-C, 5.50%, 12/01/39		200	200,876
Series 20B, 3.95%, 04/01/50		388	302,081
Constellation Energy Generation LLC
3.90%, 01/08/28		100	99,142
5.30%, 06/01/36		42	41,777
6.25%, 10/01/39		108	113,983
5.75%, 03/15/54		47	46,306
Dominion Energy, Inc., 4.60%, 05/15/28		562	562,133
Security		Par (000)	Value
Electric Utilities (continued)
DTE Electric Co.
3.70%, 06/01/46	USD	112	$ 85,545
3.95%, 03/01/49		176	137,226
Series A, 4.85%, 03/01/36		202	197,426
Duke Energy Carolinas LLC
3.95%, 11/15/28		1,367	1,351,344
3.55%, 03/15/52		24	17,048
Duke Energy Florida LLC, 4.20%, 07/15/48		252	202,349
Duke Energy Kentucky, Inc., 6.01%, 09/15/35 (Acquired 08/11/25, cost $1,620,000)(c)(d)		1,620	1,615,950
Duke Energy Progress LLC
3.45%, 03/15/29		1,636	1,594,080
3.70%, 10/15/46		50	37,820
Enel Americas SA, 4.00%, 10/25/26		232	231,432
Entergy Arkansas LLC, 4.20%, 04/01/49		218	174,134
Entergy Louisiana LLC, 4.20%, 04/01/50		144	114,154
Entergy Mississippi LLC, 5.05%, 04/15/36		10	9,832
Evergy Metro, Inc.
4.95%, 04/15/33		100	99,756
Series 2020, 2.25%, 06/01/30		245	223,584
Eversource Energy, 5.95%, 02/01/29		100	102,821
FirstEnergy Transmission LLC
5.00%, 01/15/35		792	777,954
4.55%, 04/01/49(a)		168	140,420
4.55%, 04/01/49(e)		158	132,062
Florida Power & Light Co.
5.95%, 02/01/38		161	170,448
5.13%, 06/01/41		112	108,280
4.05%, 10/01/44		106	87,020
3.99%, 03/01/49		125	97,865
5.75%, 06/01/56		42	42,213
5.90%, 06/01/66		42	42,343
Georgia Power Co., 4.70%, 05/15/32		343	342,636
Interstate Power & Light Co.
5.70%, 10/15/33		11	11,390
4.95%, 09/30/34		173	169,667
Liberty Utilities Co., 5.65%, 05/15/36(a)		28	27,889
MidAmerican Energy Co.
4.25%, 05/01/46		107	88,409
3.95%, 08/01/47		308	241,531
3.15%, 04/15/50		429	287,437
Northern States Power Co.
4.85%, 05/15/36		50	49,106
3.60%, 09/15/47		124	93,008
2.60%, 06/01/51		147	89,569
NRG Energy, Inc.
2.45%, 12/02/27(a)		88	85,097
4.45%, 06/15/29(a)		54	53,188
Oglethorpe Power Corp., 5.90%, 02/01/55		148	145,872
Ohio Power Co.
4.15%, 04/01/48		628	493,928
4.00%, 06/01/49		270	205,925
Series D, 6.60%, 03/01/33		194	208,553
Oncor Electric Delivery Co. LLC
7.00%, 05/01/32		153	169,663
5.25%, 09/30/40		100	97,537
5.55%, 06/15/54		196	188,968
Pacific Gas & Electric Co.
4.55%, 07/01/30		177	174,286
5.05%, 10/15/32		203	201,758
3.30%, 08/01/40		189	141,673
4.60%, 06/15/43		87	72,194

Schedule of Investments (unaudited) (continued)
June 30, 2026
BATS: Corporate Credit Total Return Series
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Electric Utilities (continued)
Pacific Gas & Electric Co.
4.25%, 03/15/46	USD	405	$ 313,565
4.00%, 12/01/46		670	498,732
3.95%, 12/01/47		300	219,787
4.95%, 07/01/50		1,546	1,290,758
3.50%, 08/01/50		358	238,829
5.25%, 03/01/52		1,859	1,606,126
6.75%, 01/15/53		1,203	1,263,066
6.70%, 04/01/53		100	104,019
5.90%, 10/01/54		421	397,596
6.15%, 03/01/55		551	537,357
6.10%, 10/15/55		86	83,248
6.00%, 05/01/56		476	455,402
PECO Energy Co.
5.95%, 10/01/36		80	84,861
2.85%, 09/15/51		144	89,467
4.38%, 08/15/52		311	253,828
Pinnacle West Capital Corp.
4.65%, 06/01/29		945	945,116
5.15%, 05/15/30		1,063	1,077,096
PPL Capital Funding, Inc., 5.25%, 09/01/34		508	510,200
Public Service Co. of Colorado
4.15%, 03/13/29		444	439,802
3.95%, 03/15/43		145	115,968
Series 17, 6.25%, 09/01/37		85	91,234
Series 39, 4.50%, 06/01/52		197	162,245
Public Service Co. of New Hampshire, 5.35%, 10/01/33		100	102,159
Public Service Electric & Gas Co.
3.20%, 08/01/49		199	135,199
2.05%, 08/01/50		171	91,226
3.00%, 03/01/51		135	88,157
Puget Energy, Inc., 4.22%, 03/15/32		100	95,985
Puget Sound Energy, Inc., 2.89%, 09/15/51		100	62,632
San Diego Gas & Electric Co.
4.50%, 08/15/40		100	89,978
5.35%, 04/01/53		100	93,225
Southern California Edison Co.
4.40%, 09/06/26		735	734,771
Series 20A, 2.95%, 02/01/51		583	351,266
Series E, 5.45%, 06/01/52		165	147,403
Series H, 3.65%, 06/01/51		207	142,388
Southern Co. (The)
5.20%, 06/15/33		106	106,812
4.25%, 07/01/36		142	131,179
System Energy Resources, Inc., 5.30%, 12/15/34		290	289,245
Tampa Electric Co., 3.45%, 03/15/51		181	127,030
Trans-Allegheny Interstate Line Co., 5.00%, 01/15/31(a)		1,101	1,110,005
Tucson Electric Power Co., 1.50%, 08/01/30		138	121,683
Union Electric Co., 5.55%, 03/15/56		127	123,071
Virginia Electric & Power Co.
5.45%, 04/01/53		174	165,658
5.65%, 03/15/55		123	120,256
Vistra Operations Co. LLC
4.55%, 10/30/28(a)		234	232,492
4.70%, 01/31/31(a)		560	548,790
5.25%, 04/30/33(a)		1,405	1,394,602
6.95%, 10/15/33(a)		625	680,082
5.70%, 12/30/34(a)		2,834	2,864,664
Wisconsin Electric Power Co., 5.05%, 10/01/54		181	164,213
			40,939,413
Security		Par (000)	Value
Electrical Equipment — 0.6%
Eaton Capital ULC, 4.45%, 05/09/30	USD	256	$ 254,597
Eaton Corp., 4.50%, 03/06/33		200	195,782
Emerson Electric Co., 2.80%, 12/21/51		135	84,853
NXP BV/NXP Funding LLC, 5.55%, 12/01/28		128	130,447
NXP BV/NXP Funding LLC/NXP U.S.A., Inc.
2.50%, 05/11/31		172	154,102
2.65%, 02/15/32		124	109,912
Otis Worldwide Corp., 5.25%, 08/16/28		279	282,655
Rockwell Automation, Inc., 3.50%, 03/01/29		121	118,333
Vertiv Holdings Co.
4.85%, 03/15/36		1,515	1,471,408
5.65%, 03/15/46		15	14,676
5.80%, 03/15/56		230	226,372
5.95%, 03/15/66		15	14,852
			3,057,989
Electronic Equipment, Instruments & Components — 0.2%
Amphenol Corp., 4.35%, 06/01/29		717	715,531
Corning, Inc., 5.75%, 08/15/40		100	102,306
Tyco Electronics Group SA, 4.63%, 02/01/30		100	99,971
			917,808
Energy Equipment & Services — 0.1%
Baker Hughes Holdings LLC, 5.13%, 09/15/40		165	158,181
Baker Hughes Holdings LLC/Baker Hughes Co- Obligor, Inc.
4.05%, 03/11/29		227	223,774
5.85%, 06/15/56		65	64,212
Halliburton Co., 7.45%, 09/15/39		168	196,309
			642,476
Financial Services — 2.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.00%, 10/29/28		454	437,006
5.38%, 12/15/31		237	241,196
3.30%, 01/30/32		150	137,111
Andiron Financing LLC, (1-mo. CME Term SOFR + 3.00%), 7.07%, 01/21/30(b)(c)		80	80,000
Apollo Global Management, Inc., 6.38%, 11/15/33		104	110,799
AT&T Reign II Multi-Property Lease-Backed Pass- Through Trust, 6.09%, 12/15/44(a)		1,892	1,860,522
Big Sky Funding LLC, (5.75% PIK), Class A2, 5.75%, 10/20/35(c)(f)		4,950	4,950,000
Brookfield Finance, Inc.
4.85%, 03/29/29		100	100,140
4.35%, 04/15/30		126	123,800
5.81%, 03/03/55		155	150,341
Corebridge Financial, Inc.
3.85%, 04/05/29		100	97,731
3.90%, 04/05/32		182	170,783
Equitable Holdings, Inc., 5.59%, 01/11/33		196	200,109
Glencore Funding LLC
5.70%, 05/08/33(a)		930	960,379
6.50%, 10/06/33(a)		186	200,349
Mastercard, Inc.
4.35%, 01/15/32		244	240,407
3.85%, 03/26/50		220	170,455
Nasdaq, Inc., 5.55%, 02/15/34		174	178,998
National Rural Utilities Cooperative Finance Corp.
3.90%, 11/01/28		100	98,491
Series D, 4.15%, 08/25/28		150	148,773
Series D, 4.05%, 02/09/29		229	225,984
Nationwide Building Society, 4.65%, 07/14/29(a)		362	361,860

Schedule of Investments (unaudited) (continued)
June 30, 2026
BATS: Corporate Credit Total Return Series
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Financial Services (continued)
PayPal Holdings, Inc.
2.30%, 06/01/30	USD	100	$ 91,442
5.55%, 06/01/36		28	27,996
5.50%, 06/01/54		100	91,665
UBS Americas, Inc., 7.13%, 07/15/32		279	310,637
Visa, Inc.
4.40%, 02/12/33		100	98,489
2.70%, 04/15/40		164	124,344
4.30%, 12/14/45		257	220,387
			12,210,194
Food Products — 1.2%
Archer-Daniels-Midland Co.
5.94%, 10/01/32		100	106,156
2.70%, 09/15/51		100	60,478
Bunge Ltd. Finance Corp., 4.55%, 08/04/30		120	119,094
Campbell’s Co. (The), 3.13%, 04/24/50		156	96,183
Conagra Brands, Inc., 5.75%, 08/01/35		181	182,850
General Mills, Inc., 4.20%, 04/17/28		298	296,090
Hershey Co. (The), 4.75%, 02/24/30		243	245,167
J M Smucker Co. (The)
5.90%, 11/15/28		100	102,940
2.38%, 03/15/30		137	126,425
2.13%, 03/15/32		100	86,158
JBS NV/JBS U.S.A. Foods Group Holdings, Inc./JBS U.S.A. Food Co. Holdings
5.50%, 01/15/36		2,250	2,246,728
6.25%, 03/01/56		268	262,518
6.40%, 05/10/57(a)		500	498,786
6.38%, 04/15/66		167	163,912
Kraft Heinz Foods Co.
6.50%, 02/09/40		168	177,377
5.20%, 07/15/45		98	87,416
4.88%, 10/01/49		118	98,935
Mars, Inc., 3.95%, 04/01/49(a)		1,102	865,387
Mondelez International, Inc.
4.50%, 05/06/30		100	99,446
3.00%, 03/17/32		100	90,762
Pilgrim’s Pride Corp., 4.25%, 04/15/31		100	95,897
Tyson Foods, Inc., 5.15%, 08/15/44		116	107,002
			6,215,707
Gas Utilities — 0.2%
Atmos Energy Corp.
5.50%, 06/15/41		199	199,457
2.85%, 02/15/52		173	107,745
National Fuel Gas Co., 5.50%, 03/15/30		131	133,327
Southern California Gas Co.
6.00%, 06/15/55		136	137,846
Series XX, 2.55%, 02/01/30		185	172,707
			751,082
Ground Transportation — 1.2%
Burlington Northern Santa Fe LLC
5.40%, 06/01/41		303	303,569
5.80%, 03/15/56		292	295,574
Canadian National Railway Co.
3.85%, 08/05/32		115	109,439
4.75%, 11/12/35		221	216,331
4.40%, 08/05/52		58	48,684
Canadian Pacific Railway Co.
2.88%, 11/15/29		134	127,039
2.45%, 12/02/31		172	152,978
3.00%, 12/02/41		100	74,221
Security		Par (000)	Value
Ground Transportation (continued)
Canadian Pacific Railway Co.
3.10%, 12/02/51	USD	127	$ 82,930
CSX Corp.
4.75%, 05/30/42		240	221,062
3.95%, 05/01/50		113	87,793
2.50%, 05/15/51		226	133,119
Norfolk Southern Corp.
4.84%, 10/01/41		100	93,039
4.55%, 06/01/53		243	203,428
4.10%, 05/15/21		151	105,697
Penske Truck Leasing Co. LP/PTL Finance Corp.
5.35%, 01/12/27(a)		387	388,271
5.88%, 11/15/27(a)		601	609,760
6.05%, 08/01/28(a)		1,108	1,134,104
Ryder System, Inc.
2.85%, 03/01/27		237	234,477
5.30%, 03/15/27		94	94,469
5.25%, 06/01/28		581	588,426
Uber Technologies, Inc., 4.80%, 09/15/34		163	159,939
Union Pacific Corp.
2.40%, 02/05/30		100	92,984
4.50%, 01/20/33		30	29,736
3.55%, 08/15/39		200	168,148
5.60%, 12/01/54		267	264,809
4.10%, 09/15/67		189	139,207
			6,159,233
Health Care Equipment & Supplies — 0.8%
Abbott Laboratories
4.00%, 03/15/31		106	103,303
4.65%, 03/15/36		630	611,684
4.75%, 03/15/38		206	198,423
5.30%, 05/27/40		230	231,470
5.50%, 03/15/56		821	804,052
5.60%, 03/15/66		106	103,869
Baxter International, Inc., 2.54%, 02/01/32		207	178,185
Becton Dickinson & Co., 2.82%, 05/20/30		370	345,418
GE HealthCare Technologies, Inc.
4.80%, 01/15/31		100	100,105
5.50%, 06/15/35		100	101,648
Medtronic, Inc., 4.63%, 03/15/45		100	89,567
Solventum Corp.
5.40%, 03/01/29		100	101,731
5.45%, 03/13/31		165	168,906
Stryker Corp.
4.85%, 12/08/28		142	142,945
4.85%, 02/10/30		196	197,475
Thermo Fisher Scientific, Inc.
4.98%, 08/10/30		100	101,525
4.47%, 10/07/32		100	98,410
4.55%, 06/15/33		66	64,841
2.80%, 10/15/41		129	94,286
Zimmer Biomet Holdings, Inc., 5.05%, 02/19/30		168	170,262
			4,008,105
Health Care Providers & Services — 2.6%
Aetna, Inc., 3.88%, 08/15/47		354	261,997
Banner Health
2.91%, 01/01/42		212	151,457
Series 2020, 3.18%, 01/01/50		116	77,647
Cardinal Health, Inc., 4.60%, 03/15/43		100	87,446
Cencora, Inc.
4.85%, 12/15/29		199	200,198
2.70%, 03/15/31		176	160,447

Schedule of Investments (unaudited) (continued)
June 30, 2026
BATS: Corporate Credit Total Return Series
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Health Care Providers & Services (continued)
Centene Corp.
4.63%, 12/15/29	USD	100	$ 97,005
3.38%, 02/15/30		330	307,555
3.00%, 10/15/30		23	20,816
Cigna Group (The)
2.40%, 03/15/30		123	113,621
4.50%, 09/15/30		100	99,374
4.88%, 09/15/32		140	139,705
4.80%, 08/15/38		124	117,516
3.20%, 03/15/40		200	156,155
4.90%, 12/15/48		163	143,513
3.40%, 03/15/50		100	69,196
CommonSpirit Health, 3.91%, 10/01/50		292	216,793
CVS Health Corp.
4.30%, 03/25/28		134	133,286
5.13%, 02/21/30		100	101,130
3.75%, 04/01/30		100	96,691
5.00%, 09/15/32		189	189,421
4.88%, 07/20/35		298	288,884
6.13%, 09/15/39		324	337,337
5.30%, 12/05/43		119	110,992
6.00%, 06/01/44		100	100,988
6.20%, 09/15/55		143	146,310
6.00%, 06/01/63		49	47,877
Elevance Health, Inc.
4.60%, 09/15/32		141	138,368
5.00%, 01/15/36		1,604	1,572,977
5.85%, 01/15/36		229	238,649
4.55%, 03/01/48		174	146,753
5.65%, 06/15/54		290	278,854
HCA, Inc.
4.13%, 06/15/29		100	98,458
5.45%, 04/01/31		210	214,570
5.50%, 03/01/32		162	165,524
5.00%, 05/15/33		228	225,669
5.75%, 03/01/35		135	139,161
5.13%, 06/15/39		141	134,404
3.50%, 07/15/51		1,664	1,125,821
Hoag Memorial Hospital Presbyterian, 3.80%, 07/15/52		138	103,752
Humana, Inc.
5.95%, 03/15/34		100	103,515
4.63%, 12/01/42		103	87,229
6.00%, 05/01/55		35	33,925
Laboratory Corp. of America Holdings
3.60%, 09/01/27		220	217,769
4.35%, 04/01/30		113	111,483
Memorial Health Services, 3.45%, 11/01/49		191	134,261
Mount Nittany Medical Center Obligated Group, Series 2022, 3.80%, 11/15/52		140	103,639
Nationwide Children’s Hospital, Inc., 4.56%, 11/01/52		151	128,741
Quest Diagnostics, Inc., 4.63%, 12/15/29		100	99,959
Sutter Health
Series 2018, 4.09%, 08/15/48		223	178,644
Series 20A, 2.29%, 08/15/30		398	362,197
UnitedHealth Group, Inc.
4.95%, 01/15/32		200	201,432
4.63%, 07/15/35		100	96,740
5.70%, 10/15/40		67	68,516
5.95%, 02/15/41		97	100,859
4.20%, 01/15/47		973	792,642
4.25%, 04/15/47		356	290,889
Security		Par (000)	Value
Health Care Providers & Services (continued)
UnitedHealth Group, Inc.
4.25%, 06/15/48	USD	140	$ 113,731
3.25%, 05/15/51		815	548,783
5.88%, 02/15/53		178	178,957
5.05%, 04/15/53		180	161,795
5.38%, 04/15/54		70	65,895
3.88%, 08/15/59		218	155,887
6.05%, 02/15/63		263	268,240
			13,162,045
Health Care REITs — 0.3%
Alexandria Real Estate Equities, Inc.
1.88%, 02/01/33		110	89,791
5.63%, 05/15/54		107	101,137
Healthpeak OP LLC, 2.88%, 01/15/31		87	79,907
Ventas Realty LP, 5.00%, 01/15/35		1,102	1,086,271
Welltower OP LLC
4.13%, 03/15/29		87	85,970
4.50%, 07/01/30		73	72,628
2.75%, 01/15/32		127	114,540
			1,630,244
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts LP, Series H, 3.38%, 12/15/29		100	95,352
Hotels, Restaurants & Leisure — 0.4%
Airbnb, Inc., 5.25%, 03/16/36		30	29,876
Expedia Group, Inc., 5.40%, 02/15/35		36	35,632
Marriott International, Inc.
4.88%, 05/15/29		117	117,934
4.50%, 05/01/33		36	34,846
5.25%, 10/15/35		114	113,985
Series FF, 4.63%, 06/15/30		128	127,680
Series GG, 3.50%, 10/15/32		100	92,033
McDonald’s Corp.
2.13%, 03/01/30		100	91,814
4.60%, 09/09/32		62	61,972
5.20%, 05/17/34		100	102,195
4.95%, 03/03/35		151	150,354
5.70%, 02/01/39		173	179,016
4.88%, 12/09/45		100	90,341
4.45%, 09/01/48		108	90,438
Starbucks Corp.
4.00%, 11/15/28		100	98,846
2.25%, 03/12/30		100	91,831
3.00%, 02/14/32		144	131,515
3.50%, 11/15/50		150	104,920
			1,745,228
Household Durables — 0.1%
Leggett & Platt, Inc., 4.40%, 03/15/29		140	136,718
Sony Group Corp.
4.66%, 06/30/31		85	85,033
5.09%, 06/30/36		28	27,999
			249,750
Household Products — 0.1%
Procter & Gamble Co. (The)
1.20%, 10/29/30		108	94,602
4.10%, 11/03/32		254	248,379
4.35%, 11/03/35		100	96,801
			439,782
Industrial Conglomerates — 0.6%
3M Co.
3.63%, 09/14/28		255	251,098

Schedule of Investments (unaudited) (continued)
June 30, 2026
BATS: Corporate Credit Total Return Series
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Industrial Conglomerates (continued)
3M Co.
4.80%, 03/15/30	USD	100	$ 100,609
5.15%, 03/15/35		1,299	1,313,467
3.88%, 06/15/44		103	82,380
3.63%, 10/15/47		201	149,677
3.25%, 08/26/49		608	416,244
3.70%, 04/15/50		529	393,265
Honeywell International, Inc., 2.80%, 06/01/50		159	102,120
			2,808,860
Insurance — 2.3%
AEGON Funding Co. LLC, 5.50%, 04/16/27(a)		1,807	1,818,562
Allstate Corp. (The)
5.05%, 06/24/29		222	224,704
5.25%, 03/30/33		115	116,987
American International Group, Inc., 4.85%, 05/07/30		331	332,656
Aon Corp., 6.25%, 09/30/40		78	83,890
Aon Corp./Aon Global Holdings PLC, 5.35%, 02/28/33		193	197,075
Aon North America, Inc., 5.75%, 03/01/54		53	51,997
Arch Capital Group Ltd., 7.35%, 05/01/34		130	148,304
Arthur J Gallagher & Co.
4.85%, 12/15/29		38	38,277
5.00%, 02/15/32		100	100,245
5.75%, 07/15/54		112	109,093
Athene Holding Ltd.
6.65%, 02/01/33		100	105,431
6.25%, 04/01/54		100	92,133
Berkshire Hathaway Finance Corp.
5.75%, 01/15/40		100	107,113
4.20%, 08/15/48		100	81,693
4.25%, 01/15/49		237	194,903
Brown & Brown, Inc., 6.25%, 06/23/55		100	100,860
Chubb INA Holdings LLC
4.65%, 08/15/29		215	216,059
1.38%, 09/15/30		30	26,297
4.90%, 08/15/35		220	216,938
5.30%, 05/20/36		3,165	3,197,267
4.35%, 11/03/45		100	85,720
CNA Financial Corp., 3.90%, 05/01/29		171	167,129
Everest Reinsurance Holdings, Inc., 3.50%, 10/15/50		135	91,611
Fairfax Financial Holdings Ltd.
5.63%, 08/16/32		100	102,526
6.50%, 05/20/55		100	104,352
Hartford Insurance Group, Inc. (The), 5.95%, 10/15/36		171	180,046
Lincoln National Corp., 7.00%, 06/15/40		100	108,978
Markel Group, Inc., 5.00%, 04/05/46		100	89,543
Marsh & McLennan Cos., Inc.
4.65%, 03/15/30		178	177,820
2.25%, 11/15/30		59	53,395
4.35%, 01/30/47		101	83,951
4.90%, 03/15/49		215	191,253
MetLife, Inc.
4.60%, 05/13/46		254	222,039
5.00%, 07/15/52		198	178,163
Principal Financial Group, Inc., 4.35%, 05/15/43		51	43,158
Progressive Corp. (The)
4.60%, 03/26/31		183	182,387
4.20%, 03/15/48		116	94,863
Prudential Financial, Inc.
5.70%, 12/14/36		100	103,384
6.63%, 06/21/40		106	116,879
Security		Par (000)	Value
Insurance (continued)
Prudential Financial, Inc.
3.70%, 03/13/51	USD	146	$ 105,776
Sompo Holdings, Inc., 5.41%, 04/22/37(a)		650	638,141
Travelers Cos., Inc. (The)
4.60%, 08/01/43		211	188,558
5.45%, 05/25/53		65	63,082
Unum Group, 4.00%, 06/15/29		241	235,829
Willis North America, Inc., 5.05%, 09/15/48		119	105,797
			11,274,864
Interactive Media & Services — 1.3%
Alphabet, Inc.
3.70%, 02/15/29		231	227,250
4.38%, 11/15/32		585	576,124
4.70%, 11/15/35		150	146,959
4.80%, 02/15/36		3,265	3,209,648
5.50%, 02/15/46		230	226,583
5.45%, 11/15/55		325	311,543
5.30%, 05/15/65		100	91,710
5.75%, 02/15/66		1,678	1,660,033
5.70%, 11/15/75		100	95,989
Netflix, Inc., 4.88%, 06/15/30(a)		81	81,503
			6,627,342
IT Services — 4.1%
Beignet Investor LLC, 6.58%, 05/30/49(a)		7,470	7,620,541
Dell International LLC/EMC Corp.
4.35%, 02/01/30		186	183,630
5.30%, 04/01/32		45	45,767
8.10%, 07/15/36		100	118,947
3.38%, 12/15/41		192	146,670
Fidelity National Information Services, Inc.
4.45%, 03/10/28		530	528,114
4.55%, 03/10/29		1,265	1,255,189
3.10%, 03/01/41		87	63,218
4.50%, 08/15/46		59	48,053
Fiserv, Inc.
3.50%, 07/01/29		100	95,973
5.45%, 03/15/34		100	99,212
5.25%, 08/11/35		116	113,002
Foundry JV Holdco LLC
6.25%, 01/25/35(a)		621	659,175
6.10%, 01/25/36(a)		3,311	3,490,514
6.20%, 01/25/37(a)		233	246,382
Gartner, Inc., 4.50%, 07/01/28(a)		1,120	1,100,227
Global Payments, Inc.
3.20%, 08/15/29		255	240,564
2.90%, 05/15/30		93	85,363
4.88%, 11/15/30		2,240	2,202,086
5.20%, 11/15/32		182	177,750
Leidos, Inc.
4.10%, 03/15/29		1,830	1,799,938
4.38%, 05/15/30		129	126,315
			20,446,630
Life Sciences Tools & Services — 0.0%
DH Europe Finance II S.a.r.l., 3.25%, 11/15/39		100	80,302
Machinery — 0.4%
Caterpillar, Inc.
3.80%, 08/15/42		100	83,046
4.75%, 05/15/64		103	90,543
Cummins, Inc., 4.70%, 02/15/31		310	311,217
Deere & Co., 5.45%, 01/16/35		43	44,456
Ingersoll Rand, Inc., 5.70%, 08/14/33		88	91,500

Schedule of Investments (unaudited) (continued)
June 30, 2026
BATS: Corporate Credit Total Return Series
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Machinery (continued)
John Deere Capital Corp.
3.45%, 03/07/29	USD	318	$ 310,513
4.35%, 09/15/32		190	187,340
Series I, 3.90%, 03/09/29		35	34,555
Series I, 4.55%, 06/05/30		401	401,505
Series I, 4.20%, 03/10/31		25	24,580
Parker-Hannifin Corp.
4.25%, 09/15/27		171	170,690
4.20%, 11/21/34		193	184,383
Stanley Black & Decker, Inc., 3.00%, 05/15/32		100	90,090
			2,024,418
Media — 1.1%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.30%, 02/01/32		100	84,985
6.38%, 10/23/35		225	224,632
3.50%, 03/01/42		22	15,196
4.80%, 03/01/50		454	338,640
4.40%, 12/01/61		1,920	1,239,517
3.95%, 06/30/62		2,951	1,744,958
Omnicom Group, Inc.
4.20%, 03/02/29		100	98,677
4.20%, 06/01/30		100	98,031
2.40%, 03/01/31		151	135,370
Time Warner Cable LLC, 6.75%, 06/15/39		466	456,118
TWDC Enterprises 18 Corp., 7.00%, 03/01/32		125	139,213
Walt Disney Co. (The)
3.75%, 03/14/29		60	59,052
4.00%, 03/14/31		60	58,625
6.40%, 12/15/35		100	110,217
4.63%, 03/14/36		60	58,191
3.50%, 05/13/40		400	328,149
3.60%, 01/13/51		201	146,841
			5,336,412
Metals & Mining — 0.5%
Barrick North America Finance LLC, 5.70%, 05/30/41		100	101,206
Freeport-McMoRan, Inc., 5.40%, 11/14/34		627	637,761
Glencore Canada Corp., 6.20%, 06/15/35		148	155,292
Newmont Corp./Newcrest Finance Pty Ltd., 5.35%, 03/15/34		145	148,779
Nucor Corp., 2.98%, 12/15/55		102	63,822
Rio Tinto Finance U.S.A. Ltd., 5.20%, 11/02/40		130	127,790
Rio Tinto Finance U.S.A. PLC
5.25%, 03/14/35		115	116,774
5.13%, 03/09/53		100	92,678
5.88%, 03/14/65		38	38,656
Southern Copper Corp., 5.25%, 11/08/42		200	188,530
Steel Dynamics, Inc., 3.25%, 10/15/50		181	121,624
Vale Overseas Ltd.
3.75%, 07/08/30		346	329,738
6.40%, 06/28/54		563	573,697
			2,696,347
Multi-Utilities — 0.5%
American Water Capital Corp.
2.80%, 05/01/30		170	159,039
4.45%, 06/01/32		100	98,250
5.70%, 09/01/55		100	99,036
CenterPoint Energy Houston Electric LLC
Series AE, 2.35%, 04/01/31		328	295,795
Series AG, 3.00%, 03/01/32		138	125,581
Series AQ, 4.95%, 08/15/35		49	48,462
Security		Par (000)	Value
Multi-Utilities (continued)
CenterPoint Energy Resources Corp., 4.00%, 04/01/28	USD	144	$ 142,576
CMS Energy Corp.
2.95%, 02/15/27		259	256,145
4.70%, 03/31/43		101	86,339
4.88%, 03/01/44		95	84,440
Consumers Energy Co.
3.95%, 07/15/47		234	184,419
3.10%, 08/15/50		244	163,506
NiSource, Inc.
5.80%, 02/01/42		238	237,328
4.80%, 02/15/44		99	87,731
5.65%, 02/01/45		177	173,161
5.00%, 06/15/52		97	85,498
			2,327,306
Office REITs — 0.1%
Boston Properties LP
2.90%, 03/15/30		139	129,496
6.50%, 01/15/34		100	106,117
Highwoods Realty LP, 5.35%, 01/15/33		49	48,729
			284,342
Oil, Gas & Consumable Fuels — 11.2%
Antero Resources Corp., 5.40%, 02/01/36		660	649,596
APA Corp.
4.25%, 01/15/30		50	49,119
5.10%, 09/01/40		1,255	1,156,210
6.75%, 02/15/55		371	387,136
BP Capital Markets America, Inc.
4.23%, 11/06/28		104	103,327
4.70%, 04/10/29		163	163,615
4.81%, 02/13/33		320	318,580
3.06%, 06/17/41		100	75,379
2.94%, 06/04/51		291	184,120
Cameron LNG LLC, 3.40%, 01/15/38(a)		161	140,552
Canadian Natural Resources Ltd.
5.00%, 12/15/29		128	129,281
5.40%, 12/15/34		100	101,066
Cenovus Energy, Inc., 4.65%, 03/20/31		104	102,668
Cheniere Corpus Christi Holdings LLC, 3.70%, 11/15/29		693	670,101
Cheniere Energy Partners LP
4.50%, 10/01/29		100	99,334
4.00%, 03/01/31		1,214	1,167,933
5.95%, 06/30/33		591	617,052
5.75%, 08/15/34		226	232,960
5.55%, 10/30/35		317	322,008
5.35%, 11/30/36(a)		1,345	1,338,115
6.05%, 11/30/56(a)		530	535,366
Cheniere Energy, Inc.
5.65%, 04/15/34		1,852	1,900,635
5.20%, 07/30/36(a)		140	137,849
6.00%, 07/30/56(a)		15	14,995
Chevron U.S.A., Inc.
4.05%, 08/13/28		183	182,175
4.69%, 04/15/30		229	230,595
4.82%, 04/15/32		250	252,376
ConocoPhillips, 6.50%, 02/01/39		100	110,559
ConocoPhillips Co.
4.70%, 01/15/30		185	185,555
4.85%, 01/15/32		145	145,945
5.50%, 01/15/55		100	95,834
5.70%, 09/15/63		156	151,398

Schedule of Investments (unaudited) (continued)
June 30, 2026
BATS: Corporate Credit Total Return Series
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Devon Energy Corp.
4.50%, 01/15/30	USD	446	$ 442,357
5.60%, 07/15/41		100	98,521
5.75%, 09/15/54		1,254	1,208,558
5.90%, 02/15/55(a)		73	71,948
Diamondback Energy, Inc.
3.50%, 12/01/29		807	778,289
5.15%, 01/30/30		100	101,396
3.13%, 03/24/31		1,144	1,064,012
5.55%, 04/01/35		1,030	1,050,387
6.25%, 03/15/53		391	405,302
5.75%, 04/18/54		2,638	2,564,640
5.90%, 04/18/64		370	360,920
Enbridge Energy Partners LP, 5.50%, 09/15/40		382	375,417
Enbridge, Inc.
3.70%, 07/15/27		226	224,457
4.90%, 06/20/30		287	287,969
Series 20-A, 5.75%, 07/15/80		2,283	2,296,575
Energy Transfer LP
6.10%, 12/01/28		100	103,142
5.20%, 04/01/30		270	274,061
5.75%, 02/15/33		102	105,606
5.95%, 10/01/43		92	90,300
5.30%, 04/01/44		354	323,539
5.00%, 05/15/44		289	253,818
6.00%, 06/15/48		90	87,387
5.00%, 05/15/50		851	720,257
6.20%, 04/01/55		494	488,469
Series 20Y, 5.80%, 06/15/38		174	177,494
Enterprise Products Operating LLC
4.15%, 10/16/28		816	809,955
5.35%, 01/31/33		183	187,690
6.13%, 10/15/39		200	213,717
4.45%, 02/15/43		100	87,430
4.20%, 01/31/50		187	150,863
EOG Resources, Inc.
4.40%, 07/15/28		100	99,855
5.00%, 07/15/32		135	135,872
4.95%, 04/15/50		59	52,714
EQT Corp.
7.50%, 06/01/30		100	107,966
4.75%, 01/15/31		853	844,992
3.63%, 05/15/31(a)		614	574,595
5.75%, 02/01/34		2,317	2,369,079
Expand Energy Corp.
5.38%, 02/01/29		6,237	6,237,415
5.38%, 03/15/30		1,955	1,962,089
Exxon Mobil Corp.
3.00%, 08/16/39		159	125,737
4.23%, 03/19/40		100	90,072
4.33%, 03/19/50		321	267,714
Hess Corp., 6.00%, 01/15/40		100	105,271
HF Sinclair Corp., 5.75%, 01/15/31		189	193,058
Kinder Morgan Energy Partners LP
5.00%, 08/15/42		98	89,313
4.70%, 11/01/42		272	238,716
5.50%, 03/01/44		94	89,793
Kinder Morgan, Inc.
4.80%, 02/01/33		100	98,916
5.30%, 12/01/34		100	100,742
3.25%, 08/01/50		124	82,240
Marathon Petroleum Corp., 6.50%, 03/01/41		148	158,674
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
MPLX LP
4.80%, 02/15/31	USD	127	$ 126,482
4.95%, 09/01/32		200	198,943
5.40%, 04/01/35		189	188,859
4.70%, 04/15/48		104	86,387
6.20%, 09/15/55		197	197,874
Occidental Petroleum Corp.
8.88%, 07/15/30		321	361,437
5.55%, 10/01/34		100	102,293
6.20%, 03/15/40		100	103,762
6.60%, 03/15/46		765	816,578
ONEOK Partners LP, 6.13%, 02/01/41		500	513,376
ONEOK, Inc.
7.15%, 01/15/51		103	114,190
6.63%, 09/01/53		100	104,811
Ovintiv, Inc.
6.25%, 07/15/33		118	124,130
7.10%, 07/15/53		362	400,082
Permian Resources Operating LLC, 6.25%, 02/01/33(a)		2,360	2,410,096
Phillips 66
4.65%, 11/15/34		100	96,899
5.88%, 05/01/42		100	101,362
Phillips 66 Co.
3.15%, 12/15/29		142	135,168
5.50%, 03/15/55		100	93,232
Plains All American Pipeline LP, 5.95%, 06/15/35		100	102,863
Plains All American Pipeline LP/PAA Finance Corp.
4.70%, 01/15/31		100	99,136
4.70%, 06/15/44		100	86,607
Repsol E&P Capital Markets U.S. LLC, 4.81%, 09/16/28(a)		425	425,690
Suncor Energy, Inc., 7.15%, 02/01/32		156	171,769
Targa Resources Corp.
5.20%, 07/01/27		100	100,621
4.20%, 02/01/33		178	168,688
5.50%, 02/15/35		105	105,986
4.95%, 04/15/52		166	142,405
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.88%, 02/01/31		100	99,617
TotalEnergies Capital International SA
2.83%, 01/10/30		245	231,307
2.99%, 06/29/41		100	74,819
TotalEnergies Capital SA
5.28%, 09/10/54		161	151,678
5.64%, 04/05/64		120	116,183
TransCanada PipeLines Ltd.
4.63%, 03/01/34		100	96,664
6.20%, 10/15/37		100	106,182
7.63%, 01/15/39		100	117,559
Transcontinental Gas Pipe Line Co. LLC, 5.10%, 03/15/36		525	519,743
Valero Energy Corp.
5.15%, 02/15/30		200	202,868
2.80%, 12/01/31		172	155,127
5.15%, 03/10/36		35	34,450
Viper Energy Partners LLC
4.90%, 08/01/30		1,737	1,731,231
5.70%, 08/01/35		2,469	2,508,331
Western Midstream Operating LP
4.05%, 02/01/30		100	96,873
5.45%, 04/01/44		135	122,959

Schedule of Investments (unaudited) (continued)
June 30, 2026
BATS: Corporate Credit Total Return Series
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Williams Cos., Inc. (The)
5.80%, 11/15/43	USD	186	$ 184,200
6.00%, 03/15/55		112	112,075
			55,722,325
Paper & Forest Products — 0.0%
International Paper Co., 7.30%, 11/15/39		100	113,287
Passenger Airlines — 0.4%
AS Mileage Plan IP Ltd., 5.31%, 10/20/31(a)		828	819,049
United Airlines Pass-Through Trust, Series 2024-1, A, 5.88%, 02/15/37		1,206	1,209,435
			2,028,484
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The), 4.65%, 05/15/33		129	126,595
Haleon U.S. Capital LLC, 3.38%, 03/24/29		250	242,179
Kenvue, Inc., 5.20%, 03/22/63		100	90,905
			459,679
Pharmaceuticals — 2.7%
Astrazeneca Finance LLC
4.00%, 03/02/31		183	178,602
4.30%, 03/02/33		325	316,540
AstraZeneca PLC, 6.45%, 09/15/37		58	64,406
Eli Lilly & Co.
4.00%, 10/15/28		182	180,805
4.75%, 02/12/30		100	101,059
4.90%, 02/12/32		100	101,368
4.70%, 02/27/33		122	122,304
4.65%, 05/20/33		1,860	1,849,783
5.10%, 02/12/35		107	108,680
4.85%, 05/20/36		69	68,316
5.00%, 02/09/54		180	166,111
5.60%, 05/20/56		585	587,549
2.50%, 09/15/60		164	89,136
5.10%, 02/09/64		101	92,225
5.60%, 02/12/65		43	42,629
5.70%, 05/20/66		360	361,951
Johnson & Johnson
3.55%, 03/01/36		228	206,841
2.10%, 09/01/40		107	74,892
4.50%, 12/05/43		130	120,379
2.45%, 09/01/60		226	122,492
Novartis Capital Corp.
4.10%, 03/16/29		100	99,220
4.40%, 03/18/31		320	317,648
4.30%, 11/05/32		199	194,730
4.90%, 03/18/36		99	98,388
5.60%, 03/18/46		178	179,722
2.75%, 08/14/50		133	84,429
5.70%, 03/18/56		20	20,380
Pfizer Investment Enterprises Pte Ltd.
5.30%, 05/19/53		157	147,906
5.34%, 05/19/63		488	448,949
Pfizer, Inc.
3.45%, 03/15/29		100	97,672
3.90%, 03/15/39		343	298,297
4.00%, 03/15/49		100	78,802
Royalty Pharma PLC
4.45%, 03/25/31		160	157,325
3.55%, 09/02/50		100	69,861
Takeda Pharmaceutical Co. Ltd., 5.00%, 11/26/28		200	201,454
Takeda U.S. Financing, Inc., 5.90%, 07/07/55		200	201,926
Security		Par (000)	Value
Pharmaceuticals (continued)
Teva Pharmaceutical Finance Co. LLC, 6.15%, 02/01/36	USD	1,111	$ 1,170,050
Teva Pharmaceutical Finance Netherlands III BV
8.13%, 09/15/31		1,395	1,573,560
4.10%, 10/01/46		1,555	1,195,406
Teva Pharmaceutical Finance Netherlands IV BV, 5.75%, 12/01/30		1,269	1,298,758
Wyeth LLC, 6.00%, 02/15/36		311	330,390
Zoetis, Inc., 4.70%, 02/01/43		103	92,113
			13,313,054
Professional Services — 0.0%
Verisk Analytics, Inc., 4.45%, 03/15/31		20	19,584
Residential REITs — 0.4%
American Homes 4 Rent LP
5.50%, 02/01/34		30	30,382
5.50%, 07/15/34		86	87,036
AvalonBay Communities, Inc.
3.30%, 06/01/29		100	96,529
2.30%, 03/01/30		210	193,670
Camden Property Trust, 4.10%, 10/15/28		262	259,866
ERP Operating LP, 2.50%, 02/15/30		291	270,192
Essex Portfolio LP, 3.00%, 01/15/30		126	118,927
Invitation Homes Operating Partnership LP
5.50%, 08/15/33		149	151,758
4.88%, 02/01/35		331	320,375
Mid-America Apartments LP
3.60%, 06/01/27		100	99,348
4.65%, 01/15/33		166	163,124
			1,791,207
Retail REITs — 0.5%
Brixmor Operating Partnership LP
4.05%, 07/01/30		171	166,227
5.38%, 06/15/36		710	708,552
Kimco Realty OP LLC, 4.60%, 02/01/33		119	117,140
NNN REIT, Inc.
4.30%, 10/15/28		125	124,087
4.60%, 02/15/31		79	78,267
Realty Income Corp.
4.85%, 03/15/30		100	100,675
2.85%, 12/15/32		103	91,603
5.13%, 04/15/35		28	28,005
4.65%, 03/15/47		93	81,710
Regency Centers LP, 4.50%, 03/15/33		15	14,591
Simon Property Group LP
4.38%, 10/01/30		943	933,862
4.75%, 09/26/34		90	87,905
			2,532,624
Semiconductors & Semiconductor Equipment — 1.9%
Analog Devices, Inc., 5.30%, 12/15/45		110	105,810
Applied Materials, Inc.
1.75%, 06/01/30		27	24,305
4.60%, 01/15/36		47	45,560
Broadcom, Inc.
4.60%, 07/15/30		1,636	1,630,448
4.30%, 01/15/31		760	747,598
4.55%, 02/15/32		145	143,044
5.20%, 04/15/32		135	137,564
4.60%, 01/15/33		1,353	1,327,214
4.80%, 10/15/34		595	582,336
4.80%, 02/15/36		1,255	1,217,911
3.50%, 02/15/41		303	242,097

Schedule of Investments (unaudited) (continued)
June 30, 2026
BATS: Corporate Credit Total Return Series
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Semiconductors & Semiconductor Equipment (continued)
Broadcom, Inc.
5.70%, 01/15/56	USD	73	$ 72,432
KLA Corp.
4.65%, 07/15/32		100	99,799
5.00%, 03/15/49		12	10,977
3.30%, 03/01/50		71	49,287
Lam Research Corp., 2.88%, 06/15/50		31	19,979
Micron Technology, Inc., 2.70%, 04/15/32		136	121,847
NVIDIA Corp.
3.50%, 04/01/40		570	473,488
5.63%, 06/15/56		756	750,409
QUALCOMM, Inc., 5.00%, 05/20/35		1,164	1,159,194
Texas Instruments, Inc.
3.88%, 03/15/39		115	100,602
5.15%, 02/08/54		169	158,864
			9,220,765
Software — 2.6%
AppLovin Corp.
5.13%, 12/01/29		281	283,332
5.50%, 12/01/34		665	671,012
5.95%, 12/01/54		314	302,712
Oracle Corp.
4.55%, 02/04/29		100	98,581
2.95%, 04/01/30		70	64,429
4.95%, 02/04/31		500	489,516
5.25%, 02/03/32		197	194,199
5.35%, 05/04/33		176	170,962
5.50%, 08/03/35		386	369,379
5.70%, 02/04/36		1,843	1,784,862
6.13%, 07/08/39		192	185,336
5.38%, 07/15/40		217	191,160
4.13%, 05/15/45		208	144,951
4.00%, 07/15/46		147	99,152
6.00%, 08/03/55		418	355,886
5.95%, 09/26/55		933	792,880
6.70%, 02/04/56		2,142	2,016,074
6.10%, 09/26/65		158	132,190
6.85%, 02/04/66		70	65,155
Roper Technologies, Inc.
4.25%, 09/15/28		106	105,182
5.10%, 09/15/35		262	254,534
Salesforce, Inc.
4.90%, 09/15/31		32	31,929
5.20%, 03/15/33		132	132,232
5.55%, 03/15/36		132	131,900
2.70%, 07/15/41		100	68,279
6.40%, 03/15/46		132	133,327
6.55%, 03/15/56		132	132,045
6.70%, 03/15/66		66	66,525
ServiceNow, Inc., 5.40%, 05/15/36		35	34,982
Stripe, Inc., 5.04%, 09/26/30 (Acquired 09/26/25, cost $1,600,000)(c)(d)		1,600	1,581,229
Synopsys, Inc.
4.85%, 04/01/30		100	100,167
5.00%, 04/01/32		100	100,175
5.70%, 04/01/55		54	52,368
VMware LLC, 2.20%, 08/15/31		2,097	1,846,757
			13,183,399
Specialized REITs — 0.3%
CubeSmart LP, 3.00%, 02/15/30		192	180,599
Digital Realty Trust LP, 3.70%, 08/15/27		749	742,356
Security		Par (000)	Value
Specialized REITs (continued)
Extra Space Storage LP
4.95%, 01/15/33	USD	201	$ 198,949
5.40%, 06/15/35		138	139,052
Public Storage Operating Co.
4.38%, 07/01/30		100	99,348
2.25%, 11/09/31		41	36,342
5.00%, 12/15/35		208	205,842
			1,602,488
Specialty Retail — 0.6%
AutoNation, Inc., 4.45%, 01/15/29		217	214,935
AutoZone, Inc.
4.00%, 04/15/30		106	103,335
4.75%, 08/01/32		162	160,415
Home Depot, Inc. (The)
4.90%, 04/15/29		353	357,661
3.95%, 09/15/30		157	153,852
3.25%, 04/15/32		140	130,277
4.65%, 09/15/35		214	208,345
3.30%, 04/15/40		200	160,407
5.40%, 09/15/40		142	142,489
3.35%, 04/15/50		355	247,208
Lowe’s Cos., Inc.
4.00%, 10/15/28		100	98,752
4.50%, 10/15/32		160	156,612
5.00%, 04/15/40		298	284,318
4.25%, 04/01/52		116	90,839
5.63%, 04/15/53		269	259,083
4.45%, 04/01/62		130	100,746
O’Reilly Automotive, Inc., 3.60%, 09/01/27		100	99,010
			2,968,284
Technology Hardware, Storage & Peripherals — 0.4%
Apple Inc.
2.38%, 02/08/41		400	282,896
3.85%, 05/04/43		393	325,181
4.65%, 02/23/46		200	178,889
2.95%, 09/11/49		112	72,950
2.65%, 02/08/51		494	299,629
4.10%, 08/08/62		143	109,197
CDW LLC/CDW Finance Corp., 3.28%, 12/01/28		212	203,705
Hewlett Packard Enterprise Co.
4.40%, 09/25/27		100	99,802
4.15%, 09/15/28		150	148,446
4.85%, 10/15/31		142	141,412
5.60%, 10/15/54		92	85,287
			1,947,394
Textiles, Apparel & Luxury Goods — 0.0%
NIKE, Inc., 3.25%, 03/27/40		142	112,794
Tobacco — 2.6%
Altria Group, Inc.
2.45%, 02/04/32		174	153,084
5.63%, 02/06/35		487	500,302
3.40%, 02/04/41		1,149	878,965
3.88%, 09/16/46		110	81,658
3.70%, 02/04/51		320	222,677
6.20%, 02/14/59		89	87,940
BAT Capital Corp.
4.54%, 08/15/47		1,013	835,085
4.76%, 09/06/49		360	302,824
5.28%, 04/02/50		76	68,638
5.65%, 03/16/52		1,029	970,607
7.08%, 08/02/53		84	94,788

Schedule of Investments (unaudited) (continued)
June 30, 2026
BATS: Corporate Credit Total Return Series
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Tobacco (continued)
BAT International Finance PLC, 5.93%, 02/02/29	USD	1,609	$ 1,658,403
Imperial Brands Finance PLC, 4.50%, 06/30/28(a)		1,510	1,506,158
Philip Morris International, Inc.
3.13%, 08/17/27		393	388,352
5.13%, 11/17/27		501	505,615
5.38%, 02/15/33		115	118,041
4.63%, 10/29/35		2,343	2,255,744
4.88%, 04/29/36		1,820	1,781,740
4.88%, 11/15/43		138	125,432
Reynolds American, Inc., 5.70%, 08/15/35		182	187,520
			12,723,573
Trading Companies & Distributors — 0.6%
Sumisho Air Lease Corp.
1.88%, 08/15/26		2,393	2,385,294
2.20%, 01/15/27		223	220,145
Triton Container International Ltd./TAL International Container Corp., 5.15%, 02/15/33		244	239,093
			2,844,532
Wireless Telecommunication Services — 0.5%
America Movil SAB de CV, 4.38%, 04/22/49		221	184,177
Rogers Communications, Inc.
3.80%, 03/15/32		108	100,709
5.45%, 10/01/43		139	129,699
4.55%, 03/15/52		147	116,755
T-Mobile U.S.A., Inc.
4.85%, 01/15/29		100	100,610
3.88%, 04/15/30		124	120,153
2.88%, 02/15/31		120	110,282
3.50%, 04/15/31		100	94,366
5.13%, 05/15/32		311	314,212
4.95%, 11/15/35		100	97,825
3.00%, 02/15/41		151	111,437
3.40%, 10/15/52		566	371,044
5.75%, 01/15/54		138	131,751
5.80%, 09/15/62		100	96,004
Vodafone Group PLC
4.80%, 06/18/31		50	49,645
5.35%, 06/18/36		35	34,705
4.88%, 06/19/49		124	105,167
5.75%, 06/28/54		100	94,366
6.10%, 06/18/56		56	55,007
5.88%, 06/28/64		100	94,517
			2,512,431
Total Corporate Bonds — 88.6% (Cost: $442,807,379)			441,703,938
Foreign Government Obligations
Chile — 0.0%
Republic of Chile, 3.25%, 09/21/71		338	213,934
Israel — 0.2%
State of Israel, 5.75%, 03/12/54		768	734,592
Mexico — 1.7%
Eagle Funding Luxco S.a.r.l., 5.50%, 08/17/30(a)		2,404	2,407,640
United Mexican States
5.38%, 03/22/33		2,275	2,229,773
6.05%, 01/11/40		168	163,254
4.35%, 01/15/47		504	372,204
4.40%, 02/12/52		501	358,716
Security		Par (000)	Value
Mexico (continued)
United Mexican States
6.34%, 05/04/53	USD	200	$ 186,800
7.38%, 05/13/55		2,443	2,599,645
			8,318,032
Panama — 0.3%
Republic of Panama, 6.88%, 01/31/36		1,516	1,654,532
Peru — 0.3%
Republic of Peru
6.20%, 06/30/55		1,007	1,039,435
2.78%, 12/01/60		971	531,516
			1,570,951
Uruguay — 0.2%
Oriental Republic of Uruguay
5.10%, 06/18/50		101	94,600
4.98%, 04/20/55		818	743,341
			837,941
Total Foreign Government Obligations — 2.7% (Cost: $12,934,698)			13,329,982
Municipal Bonds
California — 0.2%
State of California, GO, 7.63%,03/01/40		950	1,121,978
Illinois — 0.2%
Chicago O’Hare International Airport RB, Series B, 6.40%,01/01/40		1,000	1,083,925
New York — 0.3%
Metropolitan Transportation Authority, New York RB, 7.34%,11/15/39		985	1,138,361
Port Authority of New York & New Jersey RB, 4.46%,10/01/62		385	326,594
			1,464,955
Total Municipal Bonds — 0.7% (Cost: $3,699,798)			3,670,858
Preferred Securities
Capital Trusts — 4.7%
Banks — 0.9%
Bank of Montreal, Series 6, 6.88%, 11/26/85		660	671,112
Bank of Nova Scotia (The), 8.00%, 01/27/84		421	444,146
Barclays PLC, 7.63%(g)		370	386,749
BNP Paribas SA, 7.75%(a)(g)		647	677,754
Citigroup, Inc.
6.63%(g)		620	631,654
Series GG, 6.88%(g)		1,820	1,863,895
			4,675,310
Capital Markets — 0.5%
Goldman Sachs Group, Inc. (The)
Series U, 3.65%(g)		197	196,702
Series V, 4.13%(g)		183	182,127
State Street Corp., (3-mo. CME Term SOFR + 1.26%), 4.93%, 06/15/47(b)		486	437,348
UBS Group AG
7.00%(a)(g)		505	513,776
7.00%(a)(g)		550	552,213
7.13%(a)(g)		580	585,274
			2,467,440

Schedule of Investments (unaudited) (continued)
June 30, 2026
BATS: Corporate Credit Total Return Series
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Consumer Finance — 0.1%
American Express Co., 3.55%(g)	USD	377	$ 375,357
Electric Utilities — 1.3%
Alliant Energy Corp., 5.75%, 04/01/56		590	583,318
American Electric Power Co., Inc.
6.95%, 12/15/54		160	170,880
Series C, 5.80%, 03/15/56		300	298,353
Dominion Energy, Inc., 6.25%, 12/15/56		430	431,820
Edison International, 8.13%, 06/15/53		1,632	1,677,025
Eversource Energy
Series A, 6.10%, 08/15/56		350	349,317
Series B, 6.35%, 08/15/56		545	545,433
NextEra Energy Capital Holdings, Inc.
Series BB, 6.20%, 10/01/56		748	747,277
Series CC, 6.63%, 10/01/66		1,370	1,391,094
Xcel Energy, Inc., 5.75%, 12/03/56		300	296,479
			6,490,996
Financial Services — 0.1%
Corebridge Financial, Inc., 6.88%, 12/15/52		286	290,144
Insurance — 0.1%
Prudential Financial, Inc.
6.25%, 06/15/56		420	420,928
6.75%, 03/01/53		100	105,214
			526,142
Multi-Utilities — 0.8%
CenterPoint Energy, Inc.
5.95%, 04/01/56		400	399,813
Series A, 7.00%, 02/15/55		129	133,622
Sempra
6.40%, 10/01/54		282	283,510
6.88%, 10/01/54		3,342	3,409,375
			4,226,320
Oil, Gas & Consumable Fuels — 0.9%
Enterprise Products Operating LLC, Series E, 5.25%, 08/16/77		1,846	1,838,798
Phillips 66 Co., Series A, 5.88%, 03/15/56		400	396,988
TransCanada PipeLines Ltd., 6.13%, 10/17/56		300	303,326
TransCanada Trust, Series 16-A, 5.88%, 08/15/76		1,835	1,836,624
			4,375,736
Total Preferred Securities — 4.7% (Cost: $23,203,818)			23,427,445
Security		Par (000)	Value
U.S. Treasury Obligations
U.S. Treasury Bonds, 3.13%, 05/15/48	USD	4,000	$ 3,005,156
U.S. Treasury Notes
2.25%, 02/15/27		4,190	4,144,819
3.88%, 05/15/29		7,500	7,441,992
2.75%, 05/31/29		90	86,544
Total U.S. Treasury Obligations — 2.9% (Cost: $14,692,181)			14,678,511
Total Long-Term Investments — 99.6% (Cost: $497,337,874)			496,810,734

	Shares
Short-Term Securities
Money Market Funds — 0.5%
BNY Dreyfus Treasury Securities Cash Management, Institutional Class, 3.53%(h)	2,667,103	2,667,103
Total Short-Term Securities — 0.5% (Cost: $2,667,103)		2,667,103
Total Investments — 100.1% (Cost: $500,004,977)		499,477,837
Liabilities in Excess of Other Assets — (0.1)%		(660,352)
Net Assets — 100.0%		$ 498,817,485

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $3,197,179, representing 0.6% of its net assets as of period end, and an original cost of $3,220,000.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(g)	Perpetual security with no stated maturity date.
(h)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments (unaudited) (continued)
June 30, 2026
BATS: Corporate Credit Total Return Series
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
U.S. Treasury Bonds (30 Year)	85	09/21/26	$ 9,648	$ 110,109
U.S. Treasury Notes (10 Year)	117	09/21/26	12,857	90,916
U.S. Treasury Notes (2 Year)	74	09/30/26	15,254	(12,403)
U.S. Treasury Notes (5 Year)	112	09/30/26	11,989	21,708
				210,330
Short Contracts
U.S. Ultra Treasury Bonds	13	09/21/26	1,510	3,773
U.S. Ultra Treasury Notes (10 Year)	243	09/21/26	27,330	(155,195)
				(151,422)
				$ 58,908
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG.46.V1	1.00%	Quarterly	06/20/31	USD	55,218	$(1,226,045)	$(1,054,571)	$(171,474)
OTC Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Campbell’s Co. (The)	1.00%	Quarterly	JPMorgan Chase Bank N.A.	06/20/31	USD	5,150	$(24,552)	$(11,308)	$(13,244)
Conagra Brands, Inc.	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/31	USD	4,620	(21,574)	22,168	(43,742)
General Mills, Inc.	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/31	USD	2,303	(44,219)	(30,739)	(13,480)
General Mills, Inc.	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/31	USD	2,304	(44,238)	(30,752)	(13,486)
General Mills, Inc.	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/31	USD	587	(11,263)	(7,801)	(3,462)
							$(145,846)	$(58,432)	$(87,414)
OTC Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Verizon Communications, Inc.	1.00%	Quarterly	Bank of America N.A.	06/20/27	BBB+	USD	2,486	$17,538	$15,603	$1,935
AT&T Inc.	1.00	Quarterly	Bank of America N.A.	06/20/29	BBB	USD	655	9,857	5,657	4,200
AT&T Inc.	1.00	Quarterly	Bank of America N.A.	06/20/29	BBB	USD	139	2,092	1,329	763
AT&T Inc.	1.00	Quarterly	Bank of America N.A.	06/20/29	BBB	USD	139	2,092	1,327	765
AT&T Inc.	1.00	Quarterly	Deutsche Bank AG	06/20/29	BBB	USD	177	2,664	1,529	1,135
Ford Motor Co.	5.00	Quarterly	Bank of America N.A.	06/20/29	BBB-	USD	328	37,765	29,902	7,863
Ford Motor Co.	5.00	Quarterly	Bank of America N.A.	06/20/29	BBB-	USD	292	33,620	26,762	6,858
Ford Motor Co.	5.00	Quarterly	Bank of America N.A.	06/20/29	BBB-	USD	125	14,392	11,207	3,185
Ford Motor Co.	5.00	Quarterly	Bank of America N.A.	06/20/29	BBB-	USD	139	16,004	12,739	3,265
Ford Motor Co.	5.00	Quarterly	Bank of America N.A.	06/20/29	BBB-	USD	208	23,926	18,712	5,214
Ford Motor Co.	5.00	Quarterly	Bank of America N.A.	06/20/29	BBB-	USD	125	14,392	11,148	3,244
Ford Motor Co.	5.00	Quarterly	Deutsche Bank AG	06/20/29	BBB-	USD	118	13,538	10,685	2,853
Kinder Morgan, Inc.	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/29	BBB+	USD	396	7,982	4,579	3,403

Schedule of Investments (unaudited) (continued)
June 30, 2026
BATS: Corporate Credit Total Return Series
OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Kinder Morgan, Inc.	1.00%	Quarterly	JPMorgan Chase Bank N.A.	06/20/29	BBB+	USD	284	$5,725	$3,153	$2,572
Verizon Communications, Inc.	1.00	Quarterly	Barclays Bank PLC	06/20/29	BBB+	USD	2,767	43,526	31,224	12,302
Verizon Communications, Inc.	1.00	Quarterly	Barclays Bank PLC	06/20/29	BBB+	USD	320	5,034	3,529	1,505
Verizon Communications, Inc.	1.00	Quarterly	Barclays Bank PLC	06/20/29	BBB+	USD	377	5,930	4,523	1,407
Verizon Communications, Inc.	1.00	Quarterly	Barclays Bank PLC	06/20/29	BBB+	USD	503	7,912	6,034	1,878
Verizon Communications, Inc.	1.00	Quarterly	Barclays Bank PLC	06/20/29	BBB+	USD	1,475	23,202	17,663	5,539
Verizon Communications, Inc.	1.00	Quarterly	Barclays Bank PLC	06/20/29	BBB+	USD	415	6,528	5,086	1,442
Boeing Co. (The)	1.00	Quarterly	Bank of America N.A.	12/20/30	BBB-	USD	1,089	19,751	14,294	5,457
Oracle Corp.	1.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/30	BBB	USD	960	(21,662)	(4,193)	(17,469)
								$291,808	$232,492	$59,316

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds	$ —	$ 433,476,759	$ 8,227,179	$ 441,703,938
Foreign Government Obligations	—	13,329,982	—	13,329,982
Municipal Bonds	—	3,670,858	—	3,670,858
Preferred Securities	—	23,427,445	—	23,427,445
U.S. Treasury Obligations	—	14,678,511	—	14,678,511
Short-Term Securities
Money Market Funds	2,667,103	—	—	2,667,103
	$ 2,667,103	$ 488,583,555	$ 8,227,179	$ 499,477,837
Derivative Financial Instruments(a)
Assets
Credit Contracts	$ —	$ 76,785	$ —	$ 76,785
Interest Rate Contracts	226,506	—	—	226,506

Schedule of Investments (unaudited) (continued)
June 30, 2026
BATS: Corporate Credit Total Return Series
Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Liabilities
Credit Contracts	$ —	$ (276,357)	$ —	$ (276,357)
Interest Rate Contracts	(167,598)	—	—	(167,598)
	$ 58,908	$ (199,572)	$ —	$ (140,664)

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Corporate Bonds
Assets
Opening Balance, as of March 31, 2026	$4,050,154
Transfers into Level 3	—
Transfers out of Level 3	—
Accrued discounts/premiums	—
Net realized gain (loss)	75,571
Net change in unrealized appreciation (depreciation)(a)	(34,975)
Purchases	4,950,000
Sales	(813,571)
Closing Balance, as of June 30, 2026	$8,227,179
Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2026(a)	$1,925

(a)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2026, is generally due to investments no longer held or categorized as Level 3 at period end.
The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Fund’s Level 3 financial instruments as of period end.
	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Corporate Bonds	$8,227,179	Income	Discount Rate	6% - 7%	6%

(a)
A significant change in unobservable input could result in a correlated or inverse change in value.
Currency Abbreviation
USD	United States Dollar

Portfolio Abbreviation
CME	Chicago Mercantile Exchange
GO	General Obligation Bonds
LP	Limited Partnership
OTC	Over-the-Counter
PIK	Payment-in-Kind
RB	Revenue Bonds
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate